Auditors' remuneration - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Auditors Remuneration [Line Items]
Total remuneration	$ 29.3	$ 25.1	$ 19.6
Audit fees	27.0	22.6	18.0
Audit-related fees	2.0	2.3	1.6
Tax fees	0.0	0.0	0.0
Other fees	0.3	0.2	0.0
KPMG
Auditors Remuneration [Line Items]
Total remuneration	$ 29.3	$ 25.1	$ 19.6